Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 6 - FAIR VALUE MEASUREMENTS

Carrying amounts reported on the balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to their relatively short maturity. Debt classified as Level 2 in the fair value hierarchy represent convertible notes payable of $778,725 and $122,383 at March 31, 2018 and December 31, 2017, respectively. Financial instruments classified as Level 3 in the fair value hierarchy represents derivative liability of $25,006 and $554,916 March 31, 2018 and December 31, 2017, respectively.

NOTE 10 - FAIR VALUE MEASUREMENTS

Carrying amounts reported on the balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to their relatively short maturity. Debt classified as Level 2 in the fair value hierarchy represent note payable, net of debt discount, of $0 and $209,786 at December 31, 2017 and December 31, 2016, respectively, and convertible notes payable of $668,912 and $122,383 at December 31, 2017 and December 31, 2016, respectively. Debt classified as Level 3 in the fair value hierarchy represents derivative liability of $554,916 and $0 at December 31, 2017 and December 31, 2016, respectively.